Inventories (Details) - Schedule of Inventories - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Inventories		$ 381,155	$ 506,403
Impairment provision for inventories		(4,584,078)	(4,743,645)
Robots in warehouse [Member]
Schedule of Inventories [Line Items]
Inventories		4,584,078	4,743,645
Security equipment [Member]
Schedule of Inventories [Line Items]
Inventories	[1]	$ 381,155	$ 506,403

[1]	As of December 31, 2023, and June 30, 2024, the Company only had Security equipment in inventory balance.